Investment Objectives and Goals	Dec. 31, 2025
MFS Blended Research Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Core Equity Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Corporate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Corporate Bond Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Core Equity Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Emerging Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Emerging Markets Equity Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Global Governments Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Governments Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Global Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Growth Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Global Research Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Research Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Global Tactical Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Tactical Allocation Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Government Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Government Securities Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS High Yield Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® High Yield Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
MFS Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Income Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
MFS International Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Growth Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS International Intrinsic Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Intrinsic Equity Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Massachusetts Investors Growth Stock Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Massachusetts Investors Growth Stock Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Research International Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Research International Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Technology Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Technology Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS U.S. Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® U.S. Government Money Market Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.